Warrant liability	12 Months Ended
Oct. 31, 2025
Disclosure Of Warrant Liability [Abstract]
Warrant liability [Text Block]

12. Warrant liability

During the year ended October 31, 2025, the Company issued warrants as specified in note 13. These warrants were issued in connection with private placements and in debt settlement arrangements. The details of the warrants issued, including the exercise price and expiry date, are disclosed in note 13.

The Company determined that these warrants were exchangeable into a variable number of shares, and as such, the warrants were classified as financial liabilities measured at fair value through profit or loss ("FVTPL"). The Company uses the Black-Scholes pricing model to estimate fair value. Expected volatility has been based on an evaluation of the historical volatility of the Company's share price. The risk-free interest rate for the life of the warrants was based on the yield available on government benchmark bonds with a term approximating the remaining term of the warrants. The life of the warrant is based on the contractual term. The values as at the grant date are as follows:

	January 2, 2025	January 7, 2025	June 17, 2025	October 10, 2025
	(Grant Date)	(Grant Date)	(Grant Date)	(Grant Date)
Share price	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)	$0.02 ($0.03 CAD)	$0.04 ($0.05 CAD)
Exercise price	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)	$0.05 ($0.07 CAD)	$0.04 ($0.06 CAD)
Volatility factor (based on historical volatility)	157%	157%	161%	151%
Risk free interest rate	2.92%	2.92%	2.71%	2.47%
Expected life (in years) of warrant	3	3	3	1
Expected dividend yield	0%	0%	0%	0%

				September 26,
	July 18, 2024	July 24, 2024	September 24, 2024	2024
	(Grant Date)	(Grant Date)	(Grant Date)	(Grant Date)
Share price	$0.01 ($0.02 CAD)	$0.01 ($0.02 CAD)	$0.01 ($0.02 CAD)	$0.06 ($0.08 CAD)
Exercise price	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)
Volatility factor (based on historical volatility)	153%	155%	160%	160%
Risk free interest rate	3.83%	3.77%	2.95%	3.01%
Expected life (in years) of warrant	3	3	3	3
Expected dividend yield	0%	0%	0%	0%

As at October 31, 2025, the Company re-valued the warrant liability with the following inputs, assumptions and results, respectively:

	October 31, 2025	October 31, 2024
Share price	$0.03 ($0.05 CAD)	$0.06 ($0.08 CAD)
Exercise price	$0.04 ($0.05 CAD) - $0.05 ($0.07 CAD)	$0.04 ($0.05 CAD)
Volatility factor (based on historical volatility)	132% - 165%	154% - 156%
Risk free interest rate	2.39%	3.09%
Expected life (in years) of warrant	0 - 3	3
Expected dividend yield	0%	0%

The following summarizes the activity for warrants classified as a liability for the year ended October 31, 2025:

	Number of	Value	Weighted average
	warrants	of warrants	exercise price

Outstanding at October 31, 2023	-	$-	$-
Issued in a private placement (note 13 (b))	20,762,220	192,300	0.04
Issued for debt settlement (note 13(b))	1,333,333	69,304	0.04
Loss (gain) on revaluation of outstanding warrant liabilities		826,393
Outstanding at October 31, 2024	22,095,553	1,087,997	$0.04
Issued in a private placement (note 13 (c) (i-iii))	23,095,983	365,585	0.04
Issued for debt settlement (note 13(b))	3,000,000	91,720	0.04
Exercise of warrants (note 13 (d))	(12,150,205)	(563,017)	0.04
Loss (gain) on revaluation of outstanding warrant liabilities		(228,625)	-
Outstanding at October 31, 2025	36,041,331	$753,660	$0.04

During the year ended October 31, 2025, the Company allocated cash issuance costs totalling $24,558 (2024 - $13,326) to the warrants issued, which were included in other finance expenses in the statement of operations and comprehensive loss. See note 13.